CONTRIBUTED EQUITY	12 Months Ended
Jun. 30, 2021
CONTRIBUTED EQUITY

18. CONTRIBUTED EQUITY

	Consolidated
	2021 $	2020 $
Issued and paid-up capital
Fully paid Ordinary Shares	153,574,974	140,111,073
Total contributed equity	153,574,974	140,111,073

Movements in shares on issue

	Consolidated
Year ended June 30, 2020	Number of Shares	$
Balance at the beginning of the financial year	2,938,134,143	125,498,824
Shares issued during the year	4,575,645,600	21,793,678
Less: transaction costs arising on share issue (i)	—	(7,181,429)
Balance at the end of the financial year	7,513,779,743	140,111,073

	Consolidated
Year ended June 30, 2021	Number of Shares	$
Balance at the beginning of the financial year	7,513,779,743	140,111,073
Shares issued during the year	1,502,947,000	17,409,150
Less: transaction costs arising on share issue	—	(3,945,249)
Balance at the end of the financial year	9,016,726,743	153,574,974

(i)	The details of securities arising on shares issued for the year ended June 30, 2021 are as below:

●	On July 17, 2020, the Company issued 114,447,000 new ordinary shares at the exercise of 166,066,050 warrants issued on 16 July, 2019, at no cash consideration and exercisable at United States Dollars (US$) 0.0053 that were issued to underwriters along with capital raised in May 2019.

●	On July 17, 2020, the Company issued 18,500,000 new ordinary shares at the exercise of 18,500,000 options issued on October 30, 2019, at $0.008 (0.8 cents) per option, expiring October 29, 2022 to various underwriters.

●	On July 21, 2020, the Company closed a registered direct offering of 1,025,000 American Depositary Shares (“ADSs”), each representing six hundred (600) of the Company’s ordinary shares, at the purchase price of United States Dollars (US$) US$5.00 per ADS – or in Australian Dollars $0.012 per ordinary share. H.C Wainwright & Co acted as the placement agent for this offering. Against the offering, the Company issued 365,000,000 shares to several US institutional investors pursuant to Listing Rule 7.1. The Company issued 250,000,000 shares to several US institutional investors pursuant to Listing Rule 7.1A. The Company issued 156,000,000 warrants exercisable at US$0.004166 and 39,975,000 warrants exercisable at US$0.00104 each (unless exercised using the Cashless Exercise), both expiring December 21, 2025 to H.C. Wainwright & Co, which formed part of cost of raising capital which were approved at the AGM held on 10 December 2020.

●	On December 21, 2020, the Company issued 12,850,000 options with an exercise price of $0.008 (0.8 cents) per option, expiring December 1, 2023 issued under an employee incentive scheme that are not being immediately quoted on the ASX.

●

On December 21, 2020 and following the approval by shareholders at the Company’s Annual General Meeting held on December 10, 2020, the Company issued performance rights expiring on December 21, 2023 for nil consideration to the following Directors:

○	Mr. Nick Burrows issued with 5,000,000 Class A performance rights.
○	Dr. Jerzy Muchnicki issued with 7,500,000 Class A performance rights, 25,000,000 Class B performance rights and 25,000,000 Class C performance rights.
○	Mr. Peter Rubinstein issued with 7,500,000 Class A performance rights, 25,000,000 Class B performance rights and 25,000,000 Class C performance rights.
○	Dr. Lindsay Wakefield issued with 5,000,000 Class A performance rights.

●	On January 25, 2021 the Company issued 750,000,000 new ordinary shares pursuant to Listing Rule 7.1A.

●	On February 4, 2021 the Company issued 2,500,000 new ordinary shares at the exercise of 2,500,000 options issued on March 5, 2020, at $0.008 (0.8 cents) per option, expiring March 5, 2023 to various underwriters.

●	On March 10, 2021, the Company issued 2,500,000 new ordinary shares at the exercise of 2,500,000 options issued on October 30, 2019, at $0.008 (0.8 cents) per option, expiring October 29, 2022 to various underwriters.

Terms and conditions of contributed equity

Ordinary shares have the right to receive dividends as declared and, in the event of winding up the Company, to participate in the proceeds from the sale of all surplus assets in proportion to the number of and amounts paid up on shares held. Ordinary shares, which have no par value, entitle their holder to one vote, either in person or by proxy, at a meeting of the Company.